DISCONTINUED OPERATIONS - Additional Information (Details) - Roxgold sanu s.a and other burkina faso subsidiaries, disposal group, discontinued operations [member] - USD ($) $ in Millions		3 Months Ended
	May 12, 2025	Sep. 30, 2025
DISCONTINUED OPERATIONS
Initial cash consideration	$ 70.0
Payments to disposed subsidiary	1.2
Maximum future contractual payment right	53.6
Financial asset, initial measurement	$ 11.7
Cash received upon relinquishment of right		$ 15.0
Gain on revaluation of financial asset		3.3
Financial asset, subsequent measurement		$ 15.0